ACCUMULATED OTHER COMPREHENSIVE INCOME - ADDITIONAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ (279)	$ (186)	$ 5
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	0	(6)	7
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	(68)	(551)	$ 621
Reclassification out of Accumulated Other Comprehensive Income
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	0	0
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	0	0
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	91	191
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	(279)	(186)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	0	(6)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	$ (23)	$ 360